Offerings	Jan. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,274,704
Proposed Maximum Offering Price per Unit	7.72
Maximum Aggregate Offering Price	$ 56,160,714.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,755.79
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(b) Estimated pursuant to Rule 457(a) in accordance with Rule 457(r), solely for the purpose of calculating the registration fee, on the basis of the average of the high and low sales prices for the Common Stock on January 15, 2026, as reported on the New York Stock Exchange, in accordance with Rule 457(c).

(c) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, issuable upon exercise of the Warrants
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	7.72
Maximum Aggregate Offering Price	$ 54,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,462.92
Offering Note	Consists of the resale of up to 7,000,000 shares of common stock issuable upon exercise of the Warrants. See also 1(a), (b), and (c).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	7,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The shares of common stock being registered are purchasable by the selling securityholder upon exercise of the Warrants being registered. Pursuant to Rule 457(g), no additional fee is payable for the Warrants. See also 1(a), (b), and (c).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, T1 Energy initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333- 292857), filed on January 21, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated January 21, 2026, filed by T1 Energy with the SEC pursuant to Rule 424(b) of the Securities Act.